Document and Entity Information	Oct. 28, 2015
Prospectus:
Document Type	497
Document Period End Date	Oct. 28, 2015
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Mar. 01, 2015
Victory Fund for Income | Class A
Prospectus:
Trading Symbol	IPFIX
Victory Fund for Income | Class C
Prospectus:
Trading Symbol	VFFCX
Victory Fund for Income | Class R
Prospectus:
Trading Symbol	GGIFX
Victory Fund for Income | Class I
Prospectus:
Trading Symbol	VFFIX
Victory Fund for Income | Class Y
Prospectus:
Trading Symbol	VFFYX
Victory Fund for Income | Class R6
Prospectus:
Trading Symbol	VFFRX
Victory Investment Grade Convertible Fund | Class A
Prospectus:
Trading Symbol	SBFCX
Victory Investment Grade Convertible Fund | Class I
Prospectus:
Trading Symbol	VICIX